10-K Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	The commitments under these contracts as of December 31, 2022, were:

	2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Purchase commitments	$80,766	$3,582	$2,582	$2,046	$1,854	$9,821